Notes to the consolidated cash flow statement (Tables)	12 Months Ended
Sep. 30, 2019
Notes to the cash flow statements
Summary of reconciliation of net cash provided by/(used in) operating activities to net profit

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Net profit for the year	6,790	8,099	7,997	7,121	8,144
Adjustments:
Depreciation, amortisation and impairment	1,079	1,144	1,269	1,082	952
Impairment charges	966	889	1,021	893	820
Net (decrease)/increase in current and deferred tax	(541)	(96)	(34)	(804)	(598)
(Increase)/decrease in accrued interest receivable	132	(83)	(75)	98	(74)
(Decrease)/increase in accrued interest payable	(341)	241	148	(321)	217
(Decrease)/increase in provisions	1,143	289	219	1,214	294
Other non-cash items	(832)	332	(419)	(329)	420
Cash flows from operating activities before changes in operating assets and liabilities	8,396	10,815	10,126	8,954	10,175
Net (increase)/decrease in derivative financial instruments	7,605	8,584	(5,042)	6,581	8,263
Net (increase)/decrease in life insurance assets and liabilities	(134)	(230)	219	—	-
(Increase)/decrease in other operating assets:
Collateral paid	(847)	969	2,320	(755)	662
Trading securities and other financial assets measured at fair value	(7,629)	3,492	(4,729)	(7,358)	2,815
Loans	(4,188)	(24,740)	(26,815)	(3,312)	(23,661)
Other financial assets	336	859	466	324	502
Other assets	(13)	10	67	(41)	33
(Decrease)/increase in other operating liabilities:
Collateral received	1,007	(295)	739	1,004	(606)
Deposits and other borrowings	1,113	23,928	23,062	963	20,783
Other financial liabilities	1,463	(3,632)	2,506	1,555	(3,742)
Other liabilities	(5)	10	(82)	(24)	17
Net cash provided by/(used in) operating activities	7,104	19,770	2,837	7,891	15,241

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

Summary of the assets and liabilities over which control ceased

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Assets:
Cash and balances with central banks	3	10	—	—	—
Trading securities and financial assets measured at fair value	3	—	—	—	—
Property and equipment	—	2	—	—	—
Deferred tax assets	—	4	—	—	—
Intangible assets	—	15	—	—	—
Other financial assets	3	5	—	—	—
Total assets	9	36	—	—	—
Liabilities:
Provisions	—	2	—	—	—
Other liabilities	—	3	—	—	—
Total liabilities	—	5	—	—	—
Total equity attributable to owners of Westpac Banking Corporation	9	31	—	—	—
Cash proceeds (net of transaction costs)	2	19	—	—	—
Total consideration	2	19	—	—	—
Reserves recycled to income statement	10	3	—	—	—
Gain/(loss) on disposal	3	(9)	—	—	—
Reconciliation of cash proceeds from disposal
Cash proceeds received (net of transaction costs)	2	19	—	—	—
Less: Cash deconsolidated	(3)	(10)	—	—	—
Cash consideration (paid)/received (net of transaction costs and cash held)	(1)	9	—	—	—

Schedule of non-cash financing activities

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Shares issued under the dividend reinvestment plan	1,489	631	1,452	1,489	631
Shares issued from the conversion of Westpac CPS	—	566	—	—	566